Finance cost (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Cost [Abstract]
Interest and related expenses	¥ 99	¥ 68	¥ 35
Exchange gains	(2)	(4)
Finance costs	¥ 97	¥ 64	¥ 35